Basis of Accounting	12 Months Ended
Jun. 30, 2022
Basis Of Accounting [Abstract]
Basis of Accounting

Note 2. Basis of Accounting

These financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (“or IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for‑profit entity.

The financial statements were authorized for issue by the directors on September 28, 2023.

Going Concern

For the year ended June 30, 2023, the Group incurred a loss after income tax of $142,521,085 (2022: $92,817,371) and had net cash outflows from operating activities of $120,608,379 (2022: $71,334,952). As at June 30, 2023, the Group had cash and cash equivalents of $89,188,713 (2022: $44,631,293), net current assets of $79,643,659 (2022: $47,866,741), and was in a negative net asset position of $5,853,178 (2022: positive $47,977,144).

The consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. As the Group is still in the research and development phase, the ability of the Group to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors and from funding provided under the Development Funding Agreement (‘DFA or Agreement’) with Carlyle and Abingworth. Of the initial total funding of US$120 million, US$50 million was received by the Group in September 2022 and another US$35 million was received in December 2022. The Group expects to receive the remaining US$35 million no later than December 31, 2023.

Subsequent to June 30, 2023, the Group was notified that a new co-investor of Carlyle and Abingworth intends to participate in a funding under the DFA of US$50 million to increase total DFA funding from US$120 million to US$170 million, which is subject to the co-investor’s final due diligence and receipt of regulatory and tax approvals, appropriate documentation and compliance with closing conditions. Upon completion of the final due diligence, receipt of approvals, execution of the appropriate documentation and satisfaction of the closing conditions, the Group expects to receive the additional US$50 million. While the Group anticipates that the due diligence will be completed to the satisfaction of the co-investor, the necessary approvals will be obtained, the appropriate documentation will be executed and that all closing conditions will be satisfied, there is no assurance that the Group will ultimately receive the additional US$50 million. If the additional US$50 million is not received by June 30, 2024, the Group will need to raise additional funds or reduce expenditures to continue as a going concern.

Concurrently with the receipt of the notice from the co-investor to increase its investment, the Group entered into binding commitments for the private placement of ordinary shares and entitlement rights and accompanying options for aggregate gross proceeds of approximately A$90 million (approximately US$58 million) (the ‘Equity Offering’). The Equity Offering consists of two closings, of which the first closing of A$73 million (US$47 million) consisting of a placement offering and an acceleration portion of an Accelerated Non-Renounceable Entitlement Offer (“ANREO”) occurred on September 1, 2023. The second closing of A$17 million (US$11 million), representing the remaining institutional and retail portion of the ANREO, has been underwritten, occurred on September 20, 2023. The shares were issued and cash received on September 20, 2023. See Note 37, Events after the balance sheet date, for further information.

While we expect that with our cash on hand at June 30, 2023 of $89 million, together with the net proceeds from the Equity Offering and the $85 million expected under the Funding Agreement, we will be able to fund our operations through the third calendar quarter of 2024, such proceeds will not be sufficient to fully fund all anticipated costs of th Phase 3 clinical trials to top-line data. We will need to raise significant additional funds to complete the efficacy and safety phase of both studies and to report top-line data.

The Directors and management have considered the cash flow forecasts including the funding requirements of the business as well as the funding expected to be raised through the Agreement and Equity Offering. They have also considered the Group’s key risks and uncertainties affecting the likely development of the business, as well as the conditions set forth in the Agreement. Based on this assessment, the Directors and management believe that the conditions in the DFA can be met and that the Group has adequate resources to continue normal activities and realize its assets and settle its liabilities in the normal course of business. Accordingly, the directors have prepared the financial statements on the going concern basis.

Should the Group not be able meet the conditions in the DFA to increase the total funding from US$120 million to US$170 million, the Group will need to raise additional funds or reduce expenditures to continue as a going concern. Based on that, substantial doubt exists as to whether the Group will continue as a going concern. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.